Capital transactions	12 Months Ended
Mar. 31, 2021
Equity [Abstract]
Capital transactions

Note 11 — Capital transactions

(a)	Stock Split

On July 24, 2020, the Company completed a 1-for-10 reverse stock split of Ordinary Shares, such that for each ten shares outstanding prior to the Stock Split, there was one share outstanding after the Stock Split.

All shares of Ordinary Shares and amount per share referenced in this report have been adjusted retroactively to reflect the Stock Split.

(b)	Private Placement

On November 17 , 2020, the Company issued 50,000 Ordinary Shares (post-Reverse Stock Split) at a purchase price of $1.00 per Share, pursuant to a private securities offiering.

(c)	Share cancellation

On Novemebr 17, 2020 the Company cancelled 50,000 Ordinary Shares (post-Reverse Stock Split) at a purchase price of $1.00 per Share.